Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Investments Accounted for Using Equity Method
14.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD
Associates consisted of the following:

		Place of	Carrying Amount		% of Ownership and Voting Rights Held by the Company
Name of Associate	Principal Activities	Incorporation and Operation	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023
			NT$	NT$
			(In Millions)	(In Millions)

Vanguard International Semiconductor Corporation (VIS)	Manufacturing, sales, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Hsinchu, Taiwan	$13,268.2	$13,496.0	28%	28%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)	Manufacturing and sales of integrated circuits and other semiconductor devices	Singapore	8,934.7	9,728.8	39%	39%
Xintec Inc. (Xintec)	Wafer level chip size packaging and wafer level post passivation interconnection service	Taoyuan, Taiwan	3,491.7	3,734.3	41%	41%
Global Unichip Corporation (GUC)	Researching, developing, manufacturing, testing and marketing of integrated circuits	Hsinchu, Taiwan	1,608.1	2,482.9	35%	35%
Mutual-Pak Technology Co., Ltd. (Mutual-Pak)	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID	New Taipei, Taiwan	19.0	-	28%	-

			$27,321.7	$29,442.0

Due to the decrease in shareholding to 17%, the Company consequently ceased to have significant influence over Mutual-Pak. Therefore, the investment in Mutual-Pak was classified as financial assets at FVTOCI starting November 2023.
As of December 31, 2022 and 2023, no investments in associates are individually material to the Company. Please refer to the consolidated statements of profit or loss and other comprehensive income for recognition of share of both profit (loss) and other comprehensive income (loss) of associates that are not individually material.
The market prices of the associates’ ownership held by the Company in publicly traded stocks calculated by the closing price are summarized as follows. The closing price represents the quoted price in active markets, the level 1 fair value measurement.

	December 31, 2022	December 31, 2023
	NT$	NT$
Name of Associate	(In Millions)	(In Millions)

GUC	$29,926.9	$81,236.9

VIS	$35,977.3	$37,834.2

Xintec	$10,716.4	$14,188.4